OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2020
OTHER LONG-TERM LIABILITIES
OTHER LONG-TERM LIABILITIES

13   OTHER LONG-TERM LIABILITIES

Other long-term liabilities consisted of the following:

	As of December 31,
	2019	2020

Consideration payable for acquisitions	23,062	97,457
Payables for purchase of property and equipment	231,459	139,162
Deferred revenue - non-current (Note 4)	15,419	14,871
Deferred government grants	6,507	6,196
Interest rate swap contracts (Note 16)	10,408	—
Asset retirement obligations	52,441	76,909
Others	6,241	14,662
Total	345,537	349,257